Inventory - Summary of Inventory (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Raw materials	$ 490	$ 499	$ 1,155
Work in process	175	188	179
Finished goods	2,510	2,055	23
Total	$ 3,175	$ 2,742	$ 1,357